Note 14 - Inventories - Components of Inventory (Details) - USD ($) $ in Thousands		Jun. 30, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Consumable stores*	[1]	$ 19,437	$ 18,001
Gold in progress @	[2]	964	2,303
Inventories		$ 20,401	$ 20,304

[1]	Included in consumables stores is an amount of ($1,793) ( December 31, 2023: ($1,793)) for provision for obsolete stock for items that are not compatible with plant and equipment currently in use.
[2]	Gold work in progress balance as at June 30, 2024 consists of 1,066 ounces ( December 31, 2023: 3,057 ounces).